Warrants	12 Months Ended
Dec. 31, 2011
Warrants [Abstract]
Warrants

9. Warrants

On April 21, 2009, the Company completed a private placement of 18,000,000 common shares and 18,000,000 warrants. The exercise price of the warrants, which have a five-year term, is $0.12 per share. No warrants have been exercised as of December 31, 2011 and 2010. The warrants have not been registered for resale.